Shareholder Fees - FidelityFreedomFunds-KComboPRO	May 30, 2023 USD ($)
FidelityFreedomFunds-KComboPRO | Fidelity Freedom 2050 Fund
Shareholder Fees:
(fees paid directly from your investment)	none